BISHOP STREET FUNDS

Hawaii Municipal Bond Fund

(Class A Shares Ticker Symbol: BHIAX)

(Class I Shares Ticker Symbol: BSHIX)

Supplement dated June 11, 2025 to:

•	The Class I Shares Statutory Prospectus and the Class A Shares Statutory Prospectus for the Hawaii Municipal Bond Fund, each dated May 1, 2025 (the “Statutory Prospectuses”); and

•	The Class I Shares Summary Prospectus and the Class A Shares Summary Prospectus for the Hawaii Municipal Bond Fund, each dated May 1, 2025 (the “Summary Prospectuses” and, collectively with the Statutory Prospectuses, the “Prospectuses”).

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

Andrew Sutton, a portfolio manager of the Hawaii Municipal Bond Fund (the “Fund”), has departed Bishop Street Capital Management, LLC (“Bishop Street”), the Fund’s investment adviser. In connection therewith, Joshua Lam, the Manager of the Asset Management department of Bishop Street’s Institutional Advisory Services Division, has been added as a Co-Portfolio Manager of the Fund. Stephanie Nomura, President of Bishop Street, will continue to serve as Senior Portfolio Manager of the Fund. Accordingly, effective immediately, the Prospectuses are hereby amended and supplemented as follows:

1.	All references to Mr. Sutton are hereby deleted from the Prospectuses.

2.	The “Management of the Fund” sections of the Summary Prospectuses and the corresponding sections of the Statutory Prospectuses, are hereby deleted and replaced with the following:

Bishop Street Capital Management, LLC serves as investment adviser to the Fund. Ms. Stephanie Nomura, President and Senior Portfolio Manager, has managed the Fund since 2021. Mr. Joshua Lam, Co-Portfolio Manager, has managed the Fund since 2025.

3.	In the “Portfolio Managers” sections of the Statutory Prospectuses, the disclosure relating to Mr. Sutton is hereby deleted and replaced with the following:

Joshua Lam has over 24 years of experience in the financial services industry. He is the Manager of the Asset Management department of the Institutional Advisory Services Division and serves as co-portfolio manager of the Fund. Joshua holds a B.A. from the University of Pennsylvania. He is an active member of CFA Society Hawaii, where he currently serves as Co-Chair of Continuing Education.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

BSF-SK-025-0100

BISHOP STREET FUNDS

Hawaii Municipal Bond Fund

(Class A Shares Ticker Symbol: BHIAX)

(Class I Shares Ticker Symbol: BSHIX)

Supplement dated June 11, 2025 to:

•	The Statement of Additional Information for the Hawaii Municipal Bond Fund, dated May 1, 2025 (the “SAI”).

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

Andrew Sutton, a portfolio manager of the Hawaii Municipal Bond Fund (the “Fund”), has departed Bishop Street Capital Management, LLC (“Bishop Street”), the Fund’s investment adviser. In connection therewith, Joshua Lam, the Manager of the Asset Management department of Bishop Street’s Institutional Advisory Services Division, has been added as a Co-Portfolio Manager of the Fund. Stephanie Nomura, President of Bishop Street, will continue to serve as Senior Portfolio Manager of the Fund. Accordingly, effective immediately, the SAI is hereby amended and supplemented as follows:

1.	All references to Mr. Sutton are hereby deleted from the SAI.

2.	The row relating to Mr. Sutton in the “Fund Shares Owned by the Portfolio Managers” table in “The Portfolio Managers” section of the SAI is hereby deleted and replaced with the following:

Name	Dollar Range of Fund Shares Owned
Joshua Lam*	None

*	Valuation Date is May 31, 2025.

3.	The row relating to Mr. Sutton in the “Management of Other Accounts” table in “The Portfolio Managers” section of the SAI is hereby deleted and replaced with the following:

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Joshua Lam*	0	$0	0	$0	22	$1,190

*	Valuation date is May 31, 2025.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

BSF-SK-026-100